Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Obligations [Line Items]
Acquisitions (note 5)		$ 84,555
Lease payments	$ (36,952)	(41,013)
Current portion	34,256	30,537
Long-term	118,017	136,492
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Balance, beginning of year	167,029	169,831
Acquisitions (note 5)	3,114	4,336
Additions	2,212	4,362
Lease payments	(40,510)	(45,017)
Renewals, remeasurements and dispositions	12,038	25,505
Tenant inducement allowances received	693	91
Accretion expense	7,697	7,921
Balance, end of year	152,273	167,029
Current portion	34,256	30,537
Long-term	$ 118,017	$ 136,492